Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of marketable securities
Debt securities	$ 4,720	$ 141,335	$ 1,401,145
Total marketable investment securities	86,819	223,615	1,478,115
Transfer of investments from Level 1 to Level 2	0	0	0
Transfer of investments from Level 2 to Level 1	0	0
U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities	82,290	82,124	58,254
Commercial paper
Fair value of marketable securities
Debt securities			65,696
Corporate securities
Fair value of marketable securities
Debt securities	4,529	90,838	1,247,403
Other (including restricted)
Fair value of marketable securities
Debt securities		17,382	55,788
Equity Securities
Fair value of marketable securities
Equity securities		33,271	50,974
Fair value measurements on recurring basis
Fair value of marketable securities
Cash equivalents (including restricted)	139,869	307,406	6,605,274
Total marketable investment securities	86,819	223,615	1,478,115
Fair value measurements on recurring basis | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities	82,290	82,124	58,254
Fair value measurements on recurring basis | Commercial paper
Fair value of marketable securities
Debt securities			65,696
Fair value measurements on recurring basis | Corporate securities
Fair value of marketable securities
Debt securities	4,529	90,838	1,247,403
Fair value measurements on recurring basis | Other (including restricted)
Fair value of marketable securities
Debt securities		17,382
Debt security		17,382	55,788
Fair value measurements on recurring basis | Equity Securities
Fair value of marketable securities
Equity securities		33,271	50,974
Fair value measurements on recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	115,036	25,814	258,281
Total marketable investment securities	77,560	110,599	93,684
Fair value measurements on recurring basis | Level 1 | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities	77,560	77,328	42,710
Fair value measurements on recurring basis | Level 1 | Equity Securities
Fair value of marketable securities
Equity securities		33,271	50,974
Fair value measurements on recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	24,833	281,592	6,346,993
Total marketable investment securities	9,259	113,016	1,384,431
Fair value measurements on recurring basis | Level 2 | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities	4,730	4,796	15,544
Fair value measurements on recurring basis | Level 2 | Commercial paper
Fair value of marketable securities
Debt securities			65,696
Fair value measurements on recurring basis | Level 2 | Corporate securities
Fair value of marketable securities
Debt securities	$ 4,529	90,838	1,247,403
Fair value measurements on recurring basis | Level 2 | Other (including restricted)
Fair value of marketable securities
Debt securities		17,382
Debt security		$ 17,382	$ 55,788